Financial Assets and Liabilities Measured at Fair Value (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Assets and Liabilities Measured at Fair Value

The table below shows the balance sheet amounts of assets and liabilities measured at fair value.

		2017			2016			2015
		Level in the fair value hierarchy			Level in the fair value hierarchy			Level in the fair value hierarchy
(€ million)	Note	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets measured at fair value

Quoted equity investments	D.7.	1,568	-	-	900	-	-	1,451	-	-

Unquoted equity investments	D.7.	-	-	123	-	-	112	-	-	102

Quoted debt securities	D.7.	199	-	-	113	-	-	56	-	-

Contingent consideration relating to divestments	D.7.	-	-	342	-	-	458	-	-	-

Financial assets recognized under the fair value option	D.7.	336	-	-	329	-	-	276	-	-

Non-current derivatives	D.7.	-	63	-	-	102	-	-	120	-

Current derivatives	D.11.	-	133	-	-	108	-	-	98	-

Mutual fund investments	D.13.	7,207	-	-	6,210	-	-	5,042	-	-
Total financial assets measured at fair value		9,310	196	465	7,552	210	570	6,825	218	102
Financial liabilities measured at fair value

CVRs issued in connection with the acquisition of Genzyme	D.18.	75	-	-	85	-	-	24	-	-

Bayer contingent purchase consideration arising from the acquisition of Genzyme	D.18.	-	-	701	-	-	1,013	-	-	1,040

MSD contingent consideration (European vaccines business)	D.18.	-	-	420	-	-	354	-	-	-

Other contingent consideration arising from business combinations	D.18.	-	-	81	-	-	1	-	-	6

Liabilities related to non-controlling interests	D.18.	-	-	92	-	-	123	-	-	181

Non-current derivatives		-	16	-	-	-	-	-	3	-

Current derivatives	D.19.5.	-	58	-	-	132	-	-	82	-
Total financial liabilities measured at fair value		75	74	1,294	85	132	1,491	24	85	1,227